Camelot Event Driven Fund Performance Management - Camelot Event Driven Fund	Nov. 01, 2024
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart displays the annual return of the Fund over the past ten years. The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad-based securities market index and supplemental index. Fund performance shown does not reflect Class A Shares sales charges. Performance would be lower if sales charges were included. Past performance does not guarantee or predict future results. The Fund acquired all of the assets and liabilities of Quaker Event Arbitrage Fund (the “Predecessor Fund”), a former series of Quaker Investment Trust, in a tax-free reorganization on June 22, 2018. In connection with this acquisition, shares of the Predecessor Fund’s Class A, Class C and Institutional Class Shares were exchanged for Class A, Class A and Institutional Class Shares of the Fund, respectively. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The performance information set forth below reflects the historical performance for the period after June 22, 2018 and for the Predecessor Fund shares for periods prior to June 22, 2018. Updated performance information will be available at no cost by calling 1-855-318-2804.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee or predict future results
Bar Chart [Heading]	Annual Total Returns (For the calendar years ended December 31)
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period shown, the Fund’s highest return for a quarter was 35.55% during the third quarter 2020, and the Fund’s lowest return was -26.97% during the first quarter 2020. The Fund’s Class A shares’ total year-to-date return through September 30, 2024 was 6.68% on a load-waived basis.

Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	35.55%
Highest Quarterly Return, Date	Sep. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(26.97%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Performance Table* Average Annual Total Returns (For periods ended December 31, 2023)
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts
Performance [Table]
	One Year	Five Year	Ten Year
Class A Return Before Taxes	-3.38%	10.91%	6.96%
Class A Return After Taxes on Distributions**	-5.75%	9.72%	5.48%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-2.00%	8.33%	4.88%
HFRX Event-Driven Index***	0.47%	2.31%	0.44%
	One Year	Five Year	Ten Year
Institutional Class Return Before Taxes (Inception Date: June 7, 2010)	2.47%	12.50%	7.87%
Institutional Class Return After Taxes on Distributions	-0.08%	11.28%	6.34%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	1.46%	9.63%	5.61%
HFRX Event-Driven Index***	0.47%	2.31%	0.44%

Performance Table Footnotes

*	Performance information prior to June 7, 2010 represents that of the Pennsylvania Avenue Event-Driven Fund (the “Pennsylvania Avenue Fund”) a series of the Pennsylvania Avenue Funds. On June 7, 2010, the Pennsylvania Avenue Fund was reorganized into the Quaker Event Arbitrage Fund (the “Reorganization”). Prior to the Reorganization, the Fund had no assets or liabilities. The Quaker Event Arbitrage Fund had investment objectives, strategies and policies substantially similar to those of the Pennsylvania Avenue Fund, which was managed by one of the Fund’s Portfolio Managers, Thomas Kirchner.
**	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class; after-tax returns for the other class will vary.
***	The HFRX Event-Driven Index is comprised of daily-reporting liquid alternative UCITS funds. Event driven managers maintain positions in companies currently or prospectively involved in corporate transactions of a wide variety, including but not limited to mergers, restructurings, financial distress, tender offers, shareholder buybacks, debt exchanges, security issuance, or other capital structure adjustments. Investors cannot invest directly in an index or benchmark.

Performance Table Closing [Text Block]

The HFRX Event-Driven Index was selected as the Fund’s primary benchmark because it is comprised of multiple hedge fund strategies including event-driven and distressed securities, similar to the strategy of the Fund.

Performance Availability Phone [Text]	1-855-318-2804